PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 6,368	$ 6,322
Less - accumulated depreciation and amortization	5,919	5,471
Property and equipment, net	449	851
Depreciation and amortization expense	448	509	526
Computers, software and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,843	5,797
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	179	179
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 346	$ 346